Stock-Based Compensation (Narrative)(Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards granted in 2010, performance level met		93.00%
Performance shares awarded primarily in 2010, performance level met		4,837,739
Performance shares distributed from 2010 performance share awards	2,902,647
Performance shares distributed from 2010 performance share awards, shares issued	1,582,608
Performance shares distributed from 2010 performance share awards, withheld for income taxes	1,125,122
Performance shares distributed from 2010 performance share awards, paid in cash	194,917
Performance shares distributed from 2010 performance share awards for employees who provided one additional year of service, shares issued	1,199,535
Performance shares distributed from 2010 performance share awards for employees who provided one additional year of service, withheld for income taxes	704,495
Performance shares distributed from 2010 performance share awards for employees who provided one additional year of service, paid in cash	16,368
Performance shares canceled from 2010 Performance Share Awards	14,694
Total compensation expense for stock option and incentive shares plans	$ 143	$ 221	$ 100
Income tax benefits recognized in income statement for compensation arrangements	39	68	28
Unrecognized compensation cost related to non-vested awards granted	243
Unrecognized compensation cost is expected to be recognized, weighted-average period, years	2 years 4 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance shares awarded in 2013, outstanding and contingent on meeting performance objectives through 2016 and provision of service by the employees	5,866,840
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options granted at the closing market price of common stock on the grant date	100.00%
Amount of stock option vesting per year	one-third
Stock option expiration years from date of grant years	10 years
Share-based compensation arrangement by share-based payment award, number of shares available for grant	14,400,000
Weighted-average price of shares granted	$ 14.83	$ 10.12	$ 7.53
Cash received for stock options exercises	77	104	42
Options exercised, total intrinsic value	61	66	38
Actual tax benefit realized from tax deductions related to option exercises	14	7	11
Risk-free interest rate	2.00%	1.20%	1.30%
Expected dividend yield	2.60%	3.20%	3.70%
Expected volatility rate	28.00%	28.00%	27.00%
Expected life of option	7 years	7 years	7 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period	10,000
Common shares issued	6,709
Shares withheld for income tax	3,291
Unvested shares outstanding	1,302,500
Incentive Shares Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	4,300,000
Shares vested in period	4,833,000
Unvested shares outstanding	6,404,000	11,231,000
Total fair value of shares vested	315	19	15
Cash paid primarily for tax withholdings	$ 134	$ 8	$ 6
Restricted Stock For Non Management Directors Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	248,146
Restricted stock awarded	17,676
Restricted stock units awarded	3,928